Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Minimum Future Obligations Under Capital And Operating Leases
Minimum future obligations under capital and operating leases at December 31, 2015 are as follows:

(in thousands)	Capital Leases	Operating Leases
2016	$1,307	$18,166
2017	1,212	12,894
2018	1,505	8,207
2019	—	5,878
2020	—	4,376
Thereafter	—	4,923
	4,024	$54,444
Less: Amount representing interest	(682)
	3,342
Less: Current portion	(922)
Long-term portion	$2,420

Schedule of Commitments To Purchase Goods or Services And For Future Minimum Guaranteed Royalties
At December 31, 2015, we had commitments to purchase goods or services, and for future minimum guaranteed royalties. They are as follows:

(in thousands)	Purchase Commitments	License & Royalty Commitments
2016	$67,609	$1,333
2017	15,970	1,277
2018	8,453	1,221
2019	7,044	1,151
2020	136	1,151
Thereafter	—	1,661
	$99,212	$7,794